Share-Based Compensation (Details)													1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025 CNY (¥) shares	May 21, 2025	Nov. 19, 2024 $ / shares shares	Nov. 17, 2024 $ / shares shares	Jul. 15, 2024 shares	Apr. 16, 2024 ¥ / shares shares	Apr. 16, 2024 $ / shares shares	Feb. 20, 2024 shares	Feb. 06, 2023 CNY (¥) ¥ / shares shares	Feb. 06, 2023 CNY (¥) $ / shares shares	Aug. 12, 2022 CNY (¥) ¥ / shares shares	Aug. 12, 2022 CNY (¥) $ / shares shares	Sep. 30, 2024 $ / shares	Aug. 31, 2023 $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2025 USD ($) shares	Feb. 06, 2023 USD ($) shares	Aug. 12, 2022 USD ($)
Share-based Compensation [Line Items]
Reverse share split		1-for-400
Exercise price per share | $ / shares												$ 0.2305
Intrinsic value per share | (per share)						¥ 148	$ 20				¥ 4	$ 0.8							¥ 344	$ 64
Share-based compensation expense																		$ 90,375	¥ 2,976
Unrecognized share-based compensation expense (in Dollars) | $
Shares granted																	613,410	613,410
Grant-date market price (in Dollars per share) | $ / shares			$ 18.4
Shares granted						45,220	45,220		34,000	34,000						20,825			20,825	20,825		34,000
Unrecognized share-based compensation expense (in Yuan Renminbi) | ¥	¥ 6,651,000														¥ 6,651,000		¥ 6,651,000
Granted share options									13,680,000	13,680,000
Share options vested									50.00%	50.00%
Exercise price | (per share)						¥ 343.28	$ 47.24		¥ 140	$ 20									¥ 192	$ 28
Intrinsic value | $																						$ 125,000
First Year [Member]
Share-based Compensation [Line Items]
Percentage of vested						50.00%	50.00%
Second Year [Member]
Share-based Compensation [Line Items]
Percentage of vested						50.00%	50.00%
AIX Share Option 1 [Member]
Share-based Compensation [Line Items]
Granted share options						18,088,000	18,088,000
Share options vested																			50.00%
Share options grant																			50.00%
Option D1 [Member]
Share-based Compensation [Line Items]
Vested percentage											30.00%	30.00%
Option D2 [Member]
Share-based Compensation [Line Items]
Vested percentage											30.00%	30.00%
Option D3 [Member]
Share-based Compensation [Line Items]
Vested percentage											20.00%	20.00%
Option D4 [Member]
Share-based Compensation [Line Items]
Vested percentage											20.00%	20.00%
AIFU [Member]
Share-based Compensation [Line Items]
Exercise price per share | ¥ / shares											¥ 1.68
Intrinsic value per share | (per share)											¥ 672	$ 92.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value											¥ 0.01	$ 0.01											$ 0.002
Granted share options																			8,330,000
ADS [Member]
Share-based Compensation [Line Items]
Grant-date market price (in Dollars per share) | $ / shares			$ 0.3067
MDRT [Member]
Share-based Compensation [Line Items]
Share-based compensation expense | ¥																			¥ 4,026,000
Exercise price | (per share)																			¥ 1,145.36	$ 20
ADR [Member]
Share-based Compensation [Line Items]
Granted share options								100,193
Option 2022 [Member]
Share-based Compensation [Line Items]
Granted share options											4,000,000	4,000,000
Stock split											10,000	10,000
Share-based compensation expense | ¥																	¥ 1,306,000		¥ 1,103,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Share-based compensation expense | ¥																			¥ 2,600,000
Shares granted			3,000,000														716,704	716,704
weighted-average period																	2 years 4 months 24 days	2 years 4 months 24 days
MAAS’s RSU [Member]
Share-based Compensation [Line Items]
Shares granted			50,000
MAAS’s RSU [Member] | First Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage			33.00%
MAAS’s RSU [Member] | Second Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage			33.50%
MAAS’s RSU [Member] | Third Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage			33.50%
AIFU [Member]
Share-based Compensation [Line Items]
Shares granted															40,002,240
MAAS’s RSU [Member]
Share-based Compensation [Line Items]
Shares granted																	666,704	666,704
AIFU’s RSU [Member]
Share-based Compensation [Line Items]
Stock split	550,000				13,410
Intrinsic value per share | $ / shares													$ 40,000
Share-based compensation expense | ¥																¥ 2,600,000
Shares granted														536,990
Grant-date market price (in Dollars per share) | $ / shares				$ 22.6
Shares granted	11,000,000													26,850	11,000,000		11,000,000				11,000,000
Market price (in Dollars per share) | $ / shares														$ 6.35
AIFU’s RSU [Member] | First Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage				30.00%
AIFU’s RSU [Member] | Second Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage				30.00%
AIFU’s RSU [Member] | Third Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage				40.00%
AIFU’s RSU [Member] | First Year [Member]
Share-based Compensation [Line Items]
Vest service period														5,000
AIFU’s RSU [Member] | Second Year [Member]
Share-based Compensation [Line Items]
Vest service period														5,000
AIFU’s RSU [Member] | Third Year [Member]
Share-based Compensation [Line Items]
Vest service period														6,850
AIFU’s RSU [Member] | Fourth Year [Member]
Share-based Compensation [Line Items]
Vest service period														5,000
AIFU’s RSU [Member] | Fifth Year [Member]
Share-based Compensation [Line Items]
Vest service period														5,000
AIFU’s RSU [Member] | Executive Officers [Member]
Share-based Compensation [Line Items]
Shares granted					268,200
AIFU’s RSU [Member] | Board of Directors [Member]
Share-based Compensation [Line Items]
Shares granted				1,000,000
AIFU’s RSU [Member] | AIFU [Member]
Share-based Compensation [Line Items]
Grant-date market price (in Dollars per share) | $ / shares														$ 1.42
Shares granted				50,000
AIFU’s RSU [Member] | ADS [Member]
Share-based Compensation [Line Items]
Grant-date market price (in Dollars per share) | $ / shares				$ 1.14
Shares granted	11,000,000														11,000,000		11,000,000				11,000,000
Class A Ordinary Shares [Member]
Share-based Compensation [Line Items]
Intrinsic value | ¥									¥ 888,000	$ 888,000
Class A Ordinary Shares [Member] | AIFU’s RSU [Member]
Share-based Compensation [Line Items]
Grant-date market price (in Dollars per share) | $ / shares														28.4
Market price (in Dollars per share) | $ / shares														$ 127